Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited)
REVENUE	$ 885,804	$ 1,358,617
COST OF REVENUE	(135,008)	(499,788)
GROSS PROFIT	750,796	858,829
OPERATING EXPENSES
Allowance for doubtful accounts	(2,563,577)	(24,554)
Selling expenses	(44,662)	(111,098)
General and administrative expenses	(2,700,351)	(1,463,385)
Total operating expenses	5,308,590	1,599,037
LOSS FROM OPERATIONS	(4,557,794)	(740,208)
OTHER (EXPENSES) INCOME
Interest income	562	975
Interest expenses	(162,884)	(119,479)
Government subsidy income	50,891	0
Other (expense) income, net	(55,548)	262,403
Total other (expenses) income, net	(166,979)	143,899
Loss before income taxes	(4,724,773)	(596,309)
Income tax expenses	0	(1,966)
Net loss from continuing operations	(4,724,773)	(598,275)
Net income from discontinued operations	0	974,486
Net (loss) income	(4,724,773)	376,211
Total currency translation differences arising from consolidation	48,025	57,460
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (4,676,748)	$ 433,671
(Loss) earnings per share
Basic and diluted	$ (2.04)	$ 0.18
Weighted average number of shares outstanding
Basic and diluted	2,321,643	2,106,556